Vanguard 500 Index Fund
Vanguard Balanced Index Fund
Vanguard Emerging Markets Stock Index Fund
Vanguard European Stock Index Fund
Vanguard Extended Market Index Fund
Vanguard Growth Index Fund
Vanguard Intermediate-Term Bond Index Fund
Vanguard Large-Cap Index Fund
Vanguard Mid-Cap Index Fund
Vanguard Pacific Stock Index Fund
Vanguard REIT Index Fund
Vanguard Short-Term Bond Index Fund
Vanguard Small-Cap Index Fund
Vanguard Total Bond Market Index Fund
Vanguard Total International Stock Index Fund
Vanguard Total Stock Market Index Fund
Vanguard Value Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Signal® Shares for Participants

Effective October 16, 2013, Signal Shares are generally closed to new investors. Signal Shares remain open to existing investors and to certain new institutional and financial intermediary investors. It is anticipated that all outstanding Signal Shares will be automatically converted to AdmiralTM Shares in October 2014, at which time Signal Shares will no longer be available.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PSI SIG 102013